Employees (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Average Monthly Persons Employed By Group
The average monthly number of persons employed by the Company during the year was:

	Year ended December 31,
	2021	2020	2019
By activity:
Administrative	26	22	28
Research and development	19	17	18

Total	45	39	46

Summary of Employee
Total compensation costs for persons employed by the Company (including Directors) during the year was:

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Included in research and development expenses:
Salaries	4,126	3,046	2,824
Social security costs	402	397	110
Pension contributions	73	66	62
Share-based payment expenses	1,210	446	152
Included in administrative expenses:
Salaries	3,763	4,832	3,384
Social security costs	418	681	(124)
Pension contributions	99	89	114
Share-based payment expenses	2,092	1,112	1,485

Total	12,183	10,669	8,007

Summary of Compensation Cost For Directors
Total compensation costs for Directors during the year was:

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Salaries and fees	810	1,114	1,106
Benefits in kind	9	14	17
Pension contributions	58	61	25
Bonus	239	538	294

Total	1,116	1,727	1,442